Portfolio of Investments
Columbia Mid Cap Growth Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 4.6%
Entertainment 4.6%
Spotify Technology SA(a)	85,382	24,877,753
Take-Two Interactive Software, Inc.(a)	223,776	40,393,806
Zynga, Inc., Class A(a)	3,346,504	27,608,658
Total		92,880,217
Total Communication Services		92,880,217
Consumer Discretionary 13.6%
Diversified Consumer Services 1.5%
Chegg, Inc.(a)	373,200	29,083,476
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.(a)	35,637	45,951,417
DraftKings, Inc., Class A(a)	600,000	31,416,000
Total		77,367,417
Household Durables 0.9%
NVR, Inc.(a)	4,690	18,746,774
Internet & Direct Marketing Retail 1.9%
Etsy, Inc.(a)	238,000	38,246,600
Specialty Retail 2.8%
AutoZone, Inc.(a)	29,320	33,355,898
Williams-Sonoma, Inc.	204,542	22,391,213
Total		55,747,111
Textiles, Apparel & Luxury Goods 2.6%
lululemon athletica, Inc.(a)	141,477	52,377,615
Total Consumer Discretionary		271,568,993
Consumer Staples 2.8%
Food Products 1.1%
Beyond Meat, Inc.(a)	156,450	21,887,355
Household Products 1.7%
Church & Dwight Co., Inc.	398,762	34,999,341
Total Consumer Staples		56,886,696
Financials 2.7%
Banks 1.7%
SVB Financial Group(a)	96,984	33,445,902
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
MSCI, Inc.	48,321	19,783,584
Total Financials		53,229,486
Health Care 25.5%
Biotechnology 7.1%
Argenx SE, ADR(a)	88,895	25,496,864
BioMarin Pharmaceutical, Inc.(a)	362,000	28,489,400
Exact Sciences Corp.(a)	252,909	30,617,164
Sarepta Therapeutics, Inc.(a)	198,755	27,996,629
Seagen, Inc.(a)	179,827	30,626,336
Total		143,226,393
Health Care Equipment & Supplies 9.8%
Align Technology, Inc.(a)	93,918	45,201,794
IDEXX Laboratories, Inc.(a)	85,484	39,406,414
Masimo Corp.(a)	127,182	32,366,547
Penumbra, Inc.(a)	138,484	30,729,600
STERIS PLC	97,807	18,955,975
West Pharmaceutical Services, Inc.	107,901	29,690,039
Total		196,350,369
Health Care Providers & Services 1.7%
Encompass Health Corp.	415,564	33,486,147
Health Care Technology 0.9%
Veeva Systems Inc., Class A(a)	65,287	18,076,012
Life Sciences Tools & Services 4.9%
10X Genomics, Inc., Class A(a)	182,491	27,941,197
Bio-Rad Laboratories, Inc., Class A(a)	36,898	19,869,573
Bio-Techne Corp.	90,132	27,337,937
Repligen Corp.(a)	126,424	23,978,840
Total		99,127,547
Pharmaceuticals 1.1%
Horizon Therapeutics PLC(a)	298,212	21,003,071
Total Health Care		511,269,539
Industrials 12.3%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	408,892	23,257,777
Columbia Mid Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.9%
Lennox International, Inc.	64,225	18,485,882
Commercial Services & Supplies 1.8%
Copart, Inc.(a)	311,105	35,917,072
Electrical Equipment 1.4%
Generac Holdings, Inc.(a)	134,159	28,924,680
Machinery 3.0%
IDEX Corp.	171,959	33,213,881
Toro Co. (The)	307,268	27,872,280
Total		61,086,161
Professional Services 2.4%
CoStar Group, Inc.(a)	52,642	47,934,226
Road & Rail 1.6%
Old Dominion Freight Line, Inc.	155,000	31,520,800
Total Industrials		247,126,598
Information Technology 35.1%
Electronic Equipment, Instruments & Components 5.2%
Amphenol Corp., Class A	288,538	37,743,656
CDW Corp.	322,022	42,020,651
Dolby Laboratories, Inc., Class A	267,405	23,651,972
Total		103,416,279
IT Services 8.4%
Booz Allen Hamilton Holdings Corp.	322,715	28,008,435
EPAM Systems, Inc.(a)	91,956	29,640,177
GoDaddy, Inc., Class A(a)	510,188	40,580,354
Jack Henry & Associates, Inc.	169,891	27,328,666
VeriSign, Inc.(a)	125,352	25,160,653
Wix.com Ltd.(a)	71,581	18,283,935
Total		169,002,220
Semiconductors & Semiconductor Equipment 3.7%
SolarEdge Technologies, Inc.(a)	134,044	37,261,551
Teradyne, Inc.	329,123	36,315,432
Total		73,576,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 17.8%
Alteryx, Inc., Class A(a)	204,623	24,522,021
Anaplan, Inc.(a)	404,000	28,275,960
ANSYS, Inc.(a)	113,428	38,345,470
Blackline, Inc.(a)	217,208	26,694,863
Cadence Design Systems, Inc.(a)	427,170	49,679,871
DocuSign, Inc.(a)	202,496	46,144,789
Elastic NV(a)	302,845	37,492,211
Manhattan Associates, Inc.(a)	252,684	25,834,412
Splunk, Inc.(a)	71,974	14,695,651
Zendesk, Inc.(a)	262,500	35,043,750
Zscaler, Inc.(a)	197,951	30,830,868
Total		357,559,866
Total Information Technology		703,555,348
Materials 2.8%
Chemicals 1.3%
Celanese Corp., Class A	202,895	26,240,410
Containers & Packaging 1.5%
Avery Dennison Corp.	198,912	29,705,518
Total Materials		55,945,928
Total Common Stocks (Cost $1,491,951,687)		1,992,462,805

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	16,776,094	16,774,416
Total Money Market Funds (Cost $16,774,406)		16,774,416
Total Investments in Securities (Cost: $1,508,726,093)		2,009,237,221
Other Assets & Liabilities, Net		(5,138,696)
Net Assets		2,004,098,525

2	Columbia Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	39,559,717	296,654,378	(319,431,800)	(7,879)	16,774,416	4,041	10,461	16,776,094
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Growth Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT194_08_L01_(01/21)